Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2020
Right-of-use assets and lease liabilities
Right-of-use assets and lease liabilities

12.         Right-of-use assets and lease liabilities

The right-of-use assets represented the office lease in the Group, are amortized over the lease terms, which are greater than 1 year but less than 3 years. Right-of-use assets for long-term operating leases were as below:

(In thousands)	Office leases
Balance at January 1, 2019 on adoption of ASC 842 Leases	11,819
Additions	3,830
Modification of operating lease	(1,107)
Amortization	(5,634)
Effect of foreign currency exchange differences	(161)
Net book amount at December 31, 2019	8,747
Additions	500
Modification of operating lease	(3,825)
Amortization	(3,685)
Effect of foreign currency exchange differences	217
Net book amount at December 31, 2020	1,954

During the years ended December 31, 2019 and 2020, the general and administrative expenses for long-term operating lease were USD 6,077,000 and USD 3,762,000, respectively. A charge of USD 301,000 and USD 291,000 were recognized in relation to short-term lease for the years ended December 31, 2019 and 2020. The future minimum payments under non-cancellable short-term operating leases of office rental will be USD 119,000 in 2021. The weighted average discount rate related to operating lease was 5.5% and 5.4% respectively as of December 31, 2019 and 2020, and the weighted average remaining lease term were 2 years and 1 year as of December 31, 2019 and 2020, respectively.

The total cash payments in respect of operating lease was USD 5,149,000 and USD 3,797,000 for the years ended December 31, 2019 and 2020, respectively.

The undiscounted cash payment for each of the next five years as of December 31, 2019 is:

(In thousands)
2020	5,034
2021	3,000
2022	1,279
Total undiscounted payments	9,313
Less: effect of discounting	(488)
Discounted lease liabilities	8,825

The undiscounted cash payment for each of the next five years as of December 31, 2020 is:

(In thousands)
2021	1,998
2022	28
Total undiscounted payments	2,026
Less: effect of discounting	(38)
Discounted lease liabilities	1,988